ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 23, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2026
Subsidiary, Sale of Stock [Line Items]
Proceeds held in trust account			$ 60,000,000
Sale of stock			252,500
Business combination description	(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to pay taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Cash			$ 459,048
Cash and cash equivalents		$ 1,487	$ 459,048	$ 232,017
Working capital				$ 202,177
Early Bird Capital Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds held in trust account	$ 2,525,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	6,000,000
Proceeds held in trust account	$ 60,000,000
Sale of stock	6,000,000
Private placement units price shares	$ 10.00
Transaction costs	$ 1,960,106
Underwriting fees	1,200,000
Other offering costs	760,106
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds held in trust account	$ 60,000,000
Sale of stock	252,500
Private placement units price shares	$ 10.00